DEI Document	Oct. 19, 2026
DEI [Abstract]
Document Type	8-K
Document Period End Date	Oct. 19, 2026
Entity Registrant Name	HUNTINGTON INGALLS INDUSTRIES, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34910
Entity Tax Identification Number	90-0607005
City Area Code	757
Local Phone Number	380-2000
Title of 12(b) Security	Common Stock
Trading Symbol	HII
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001501585
Amendment Flag	false